Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Crude oil and natural gas	$ 1,817	$ 2,367	$ 2,272
Refined products	3,845	5,281	5,222
Chemicals products	1,228	1,357	1,033
Trading inventories	5,130	5,500	3,918
Other inventories	2,710	2,627	2,435
TOTAL	14,730	17,132	14,880
Gross value/Cost
Inventories
Crude oil and natural gas	1,818	2,381	2,382
Refined products	3,913	5,326	5,464
Chemicals products	1,330	1,448	1,087
Trading inventories	5,130	5,500	3,918
Other inventories	3,824	3,651	3,372
TOTAL	16,015	18,306	16,223
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(1)	(14)	(110)
Refined products	(68)	(45)	(242)
Chemicals products	(102)	(91)	(54)
Other inventories	(1,114)	(1,024)	(937)
TOTAL	$ (1,285)	$ (1,174)	$ (1,343)	$ (1,007)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months